Subsequent Events, textual (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended			2 Months Ended		3 Months Ended	12 Months Ended
	Jan. 15, 2020	Mar. 27, 2020	Feb. 07, 2020	Jan. 29, 2020	Feb. 26, 2020	Feb. 19, 2020	Mar. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Feb. 28, 2020	May 31, 2018	Nov. 30, 2014
Subsequent Event [Line Items]
Proceeds from Sale of Property, Plant, and Equipment								$ 41,326	$ 14,578	$ 2,032
Compensation cost on restricted stock								$ 7,581	$ 7,279	$ 8,232
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period								3 years	3 years	3 years
Repurchase of common stock, shares								0	0	0
Payments for Repurchase of Common Stock								$ 49,679	$ 15,157	$ 0
Series B Preferred Stock [Member] | Subsequent Events [Member]
Subsequent Event [Line Items]
Dividends payable on series B preferred stock, per share	$ 0.5546875
Dividends payable on series B preferred stock, current	$ 1,442
Dividends Payable, Date of Record	Jan. 14, 2020
Common Stock [Member] | Subsequent Events [Member]
Subsequent Event [Line Items]
Stock repurchased and retired, shares			3,030,303
Treasury Stock Acquired, Average Cost Per Share			$ 3.3
Share Repurchase Plan Authorized in May 2014 [Member] | Common Stock [Member] | Subsequent Events [Member]
Subsequent Event [Line Items]
Repurchase of common stock, shares							1,088,034
Payments for Repurchase of Common Stock							$ 1,895
Norfolk [Member] | Subsequent Events [Member]
Subsequent Event [Line Items]
Contract Price Of Vessels To Be Sold				$ 9,350
Proceeds from Sale of Property, Plant, and Equipment					$ 8,750
Vessel Delivery Date					Mar. 11, 2020
Performance Shipping Inc [Member] | Series C Preferred Stock [Member] | Subsequent Events [Member]
Subsequent Event [Line Items]
Offer To Repurchase Preferred Stock											$ 1,500
Proceeds From Sale Of Stock		$ 1,500
Equity Incentive Plan 2014
Subsequent Event [Line Items]
Stock Incentive Plan, Number of Shares Authorized												13,000,000	5,000,000
Equity Incentive Plan 2014 | Subsequent Events [Member]
Subsequent Event [Line Items]
Stock Incentive Plan, Number of Shares Authorized						2,200,000
Compensation cost on restricted stock						$ 5,984
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period						3 years